Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(48,253)
Deferral of revenue	57,605
Increases from business combinations, net	2,188
Effect of movements in foreign exchange	(841)
Balance at January 31, 2023	69,399
Recognition of previously deferred revenue	(56,102)
Deferral of revenue	72,483
Increases from business combinations, net	115
Effect of movements in foreign exchange	82
Balance at January 31, 2024	85,977
Current	84,513
Long-term	1,464

Contract
Assets
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(824)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	2,618
Effect of movements in foreign exchange	(15)
Balance at January 31, 2023	3,222
Transfers to trade receivables from contract assets	(1,291)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	1,104
Effect of movements in foreign exchange	(6)
Balance at January 31, 2024	3,029